Financial instruments - Fair values and risk management - Capital management (Details) € in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 21, 2022 USD ($)	Mar. 18, 2022 USD ($)	Sep. 02, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Undrawn credit line facilities	$ 392,300				$ 308,600
Net current assets	244,000
Aggregated cash	559,200
Cash and cash equivalents	$ 146,529				38,869	$ 429,370	$ 179,929
Adjusted ratio of stockholders' equity to total assets	44.20%			44.20%
Ratio of stockholders' equity to total assets	31.20%			31.20%
Senior Secured Loans
Disclosure of detailed information about financial instruments [line items]
Aggregate cash and cash equivalents, including undrawn amounts on committed loans	$ 50,000
Ratio of indebtedness to net capital	5.00%			5.00%
Minimum cash requirement	$ 30,000
Value adjusted stockholders' equity to value adjusted total assets ratio, minimum	0.25
Change of control, minimum shares acquired	50.00%			50.00%
Senior Secured Loans | Forecast
Disclosure of detailed information about financial instruments [line items]
Value adjusted stockholders' equity to value adjusted total assets ratio, minimum		0.30	0.275
Senior Secured Loans | Minimum
Disclosure of detailed information about financial instruments [line items]
Ratio of fair market value of collateral vessels to aggregate principal amount outstanding on loans	125.00%			125.00%
Secured FSO loan 161.1M
Disclosure of detailed information about financial instruments [line items]
Notional Value								$ 161,100
Covenant, minimum debt service ratio								1.1
Secured loan Windcat EUR 77.9M
Disclosure of detailed information about financial instruments [line items]
Minimum cash and cash equivalents multiplied by CVTs owned | €				€ 45
Unsecured notes due 2026
Disclosure of detailed information about financial instruments [line items]
Ratio of stockholders' equity to total assets, minimum	30.00%			30.00%
Notional Value	$ 200,000				$ 200,000				$ 200,000	$ 200,000